Disposition of Feng Hui	12 Months Ended
Dec. 31, 2020
Desposition Of Feng Hui [Abstract]
DISPOSITION OF FENG HUI
5.	DISPOSITION OF FENG HUI

On July 31, 2019, the Company entered into a framework agreement (the “Agreement”) with Zhejiang Zhongfeng Investment Management Co., Ltd. (“Zhongfeng”), pursuant to which Zhongfeng will acquire a 100% equity interest in Feng Hui, a variable interest entity of the Company. Feng Hui primarily provides loan facilitation services to micro, small and medium sized enterprises in the Xinjiang Uygur Autonomous Region. The consideration was approximately $1.44 million (RMB 10 million), and the Company received $504,713 (RMB 3.5 million) for the year ended December 31, 2019. As of December 31, 2019, the Company had an outstanding receivable of $932,836 (RMB 6.5 million) due from Zhejiang Zhongfeng. On April 30, 2020, the Company subsequently received additional $0.43 million (RMB 3.0 million) from Zhongfeng.

Upon completion of the disposition on November 22, 2019, the Company released all equity interests to Feng Hui’s shareholders and those interests were transferred to Zhongfeng through Feng Hui’s shareholders. Zhongfeng assumed all assets and obligations of Feng Hui. Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the microcredit business or the employees of Feng Hui, nor to the Purchaser.

On November 22, 2019, management was authorized to approve and commit to a plan to sell Feng Hui, therefore the major assets and liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes, are reported as components of net income (loss) separate from the net loss of continuing operations in accordance with ASC 205-20-45. The assets relevant to the sale of Feng Hui with a carrying value of $1.59 million were classified as assets held for sale as of November 22, 2019. The assets held for sale mainly consisted of loan receivables, net of doubtful allowance of $1.56 million due from third parties. The liabilities relevant to the sale of Feng Hui with a carrying value of $57.60 million were classified as liabilities held for sale as of November 22, 2019, which was comprised of loans of $36.22 million and other current liabilities of $20.61 million. A net gain of $54.75 million was recognized as the net gain from disposal of discontinued operation in 2019, all attributable to the Company’s shareholders. The following is a reconciliation of net gain of $54.75 million from disposition in the consolidated statements of operations and comprehensive income (loss):

Fair value

Consideration in exchange for the disposal	$1,435,132
Less: Net liabilities (comprised of assets of $1,593,879 and liabilities of $57,601,524)	(56,007,645)
Gains from disposal	57,442,777
Other comprehensive loss	(2,691,969)
Net gain from discontinued operations	$54,750,808

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph ASC205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the in the consolidated balance sheet as of November 22, 2019 and December 31, 2018.

	November 22, 2019	December 31, 2018
Carrying amounts of major classes of assets held for sale:
Cash	$12,397	$10,625
Loan receivable, net	1,557,568	25,623,079
Other assets	23,914	890,682
Total assets of disposal group classified as held for sale	$1,593,879	$26,524,386
Carrying amounts of major classes of liabilities held for sale:
Loans	$36,221,099	$40,346,674
Other current liabilities	20,611,079	14,851,106
Income tax payable	769,346	786,685
Liabilities directly associated with the assets classified as held for sale	$57,601,524	$55,984,465

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Discontinued Operations
Total interest and fees income	$3,514	$141,921
Total interest expenses	(6,314,400)	(6,870,408)
Provision for loan losses	(24,702,109)	(83,539,532)
Other operating expenses	3,108,205	(468,346)
Income tax expenses	-	-
Net gain from discontinued operations	54,750,808	-
Net income (loss) from discontinued operations	$26,846,018	$(90,736,365)